Subsequent Events (Details Narrative)															1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	May 13, 2022 USD ($) shares	May 13, 2022 CAD ($) $ / shares shares	Apr. 01, 2022 USD ($) $ / shares shares	Mar. 09, 2022 USD ($) $ / shares shares	Mar. 03, 2022 USD ($)	Jan. 31, 2022 USD ($) $ / shares	Jan. 25, 2022 USD ($)	Jan. 07, 2022 USD ($)	Jan. 07, 2022 USD ($)	Oct. 09, 2020 $ / shares shares	May 12, 2020 USD ($) shares	May 12, 2020 CAD ($) $ / shares shares	Feb. 26, 2020 USD ($) shares	Feb. 26, 2020 CAD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares		Apr. 01, 2022 $ / shares shares	Mar. 31, 2022 $ / shares	Jan. 28, 2022 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jun. 30, 2020 $ / shares
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								9.00%	9.00%									9.00%			9.00%							9.00%
Share price | (per share)																	$ 0.32		$ 0.32			$ 0.42			$ 0.34		$ 0.40		$ 0.56
Operating Lease, Payments																$ 32,422			$ 129,191	$ 13,504	$ 123,098
Payments to Acquire Mining Assets								$ 5,400,000
Liability assumed																17,000,000
Settlement payment																$ 2,900,000
Description for package comprises of property							The package comprises substantially all processing equipment of value located at the site, including complete crushing, grinding and flotation circuits
Shares and Units issued, shares | shares	10,416,667	10,416,667								5,572,980
Shares issued price per share | (per share)										$ 0.49								$ 0.26			$ 0.26	$ 0.04						$ 0.35	0.05
Share issue percentage																0.00%
Stockholders' Equity Note, Subscriptions Receivable																$ 1,775,790
Shares issued at $0.32 per share															$ 3,000,000		$ 6,168,069	$ 14,262,694 [1]				$ 1,208,389	[2]
Non Brokerageunits [Member]
Subsequent Event [Line Items]
Shares issued price per share | $ / shares																$ 0.30
Exercise price of warrant | $ / shares																$ 0.37
Warrant [Member]
Subsequent Event [Line Items]
Exercise price of warrant | (per share)																						$ 0.18							$ 0.25
Non-Brokered Private Placement [Member]
Subsequent Event [Line Items]
Share price | $ / shares														$ 0.70
Proceeds from Issuance of Private Placement											$ 44,671	$ 60,000	$ 1,256,854	$ 1,675,000
Shares and Units issued, shares | shares											107,143	107,143	2,991,073	2,991,073
Shares issued price per share | $ / shares												$ 0.56		$ 0.56
Teck Resources Limited [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross						$ 3,000,000
Cash Acquired from Acquisition							$ 2,750,000
[custom:NonrefundableDeposit-0]							$ 500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross															2,000,000
Business Combination, Consideration Transferred									$ 7,700,000
Operating Lease, Payments									300,000
Deposits								2,000,000	2,000,000
Payments to Acquire Mining Assets					$ 200,000				5,400,000
Liability assumed								$ 19,000,000	19,000,000
Settlement payment									$ 2,900,000
Description for package comprises of property						The package comprises substantially all processing equipment of value located at the site, including complete crushing, grinding and flotation circuits.
Proceeds from Issuance of Private Placement			$ 11,796,297
Shares and Units issued, shares | shares	10,416,667	10,416,667
Warrant issued | shares			37,849,325																					37,849,325
Exercise price of warrant | (per share)			$ 0.30																					$ 0.37
Subsequent Event [Member] | Non Brokerageunits [Member]
Subsequent Event [Line Items]
Shares and Units issued, shares | shares			1,471,644
Shares issued price per share | $ / shares			$ 0.30
Exercise price of warrant | $ / shares																								$ 0.37
Value of shares issued during period, related parties			$ 1,361,148
Subsequent Event [Member] | Non Brokerageunits [Member] | Directors and Officers [Member]
Subsequent Event [Line Items]
Number of shares issued during period, related parties | shares			4,537,160
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Share price | $ / shares				$ 0.37
Shares issued price per share | $ / shares		$ 0.37
Closing date				36 months
Share issue percentage				15.00%
Cash commission received percentage				0.060
Subsequent Event [Member] | Private Placement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement				$ 15,000,000
Shares and Units issued, shares | shares				50,000,000
Shares issued price per share | $ / shares				$ 0.30
Sale of Stock, Number of Shares Issued in Transaction | shares			37,849,325
Subsequent Event [Member] | Non-Brokered Private Placement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares			1,471,644
Subsequent Event [Member] | Teck Resources Limited [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross						$ 3,000,000
Cash Acquired from Acquisition						2,750,000
[custom:NonrefundableDeposit-0]						500,000									500,000
Royalty [Member]
Subsequent Event [Line Items]
Royalty percentage									1.85%										1.85%	1.85%
Royalty Convertible Debenture [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																			$ 8,000,000
Debt Instrument, Interest Rate, Stated Percentage																			9.00%
Placer Mining Corp [Member]
Subsequent Event [Line Items]
Debt Instrument, Periodic Payment																			$ 60,000
Teck Resources Limited [Member]
Subsequent Event [Line Items]
Payments of Stock Issuance Costs															500,000
Teck Resources Limited [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued price per share | $ / shares		$ 0.30
Proceeds from Issuance or Sale of Equity	$ 2,500,000	$ 3,125,000
Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																			$ 5,000,000							$ 5,000,000
Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						$ 5,000,000									$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage						7.50%									7.50%
Payments to Acquire Businesses, Gross															$ 6,000,000
Share price | $ / shares						$ 0.30									$ 0.30
Convertible Debt [Member] | Royalty [Member]
Subsequent Event [Line Items]
Royalty percentage																			1.85%	1.85%
Convertible Debt [Member] | Placer Mining Corp [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																			$ 8,000,000
Debt Instrument, Periodic Payment																			$ 2,000,000

[1]	Units issued at C$0.35, converted to US at $0.26 (note 10)
[2]	Shares and units issued at C$0.05, converted to US at $0.04 (note 10)